Segment reporting - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)
Segment Reporting [Line Items]
Number of reportable segments | segment	1
Total revenues	$ 356,682	$ 323,281
Major customer group
Segment Reporting [Line Items]
Total revenues	$ 279,417	$ 309,220
Major customer group | Revenue benchmark | Customer concentration risk
Segment Reporting [Line Items]
Concentration risk percentage (as a percent)	86.40%	86.70%